ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				$ 46,014	¥ 298,069	¥ 378,365
Less: allowance for doubtful accounts	$ (9,088)	¥ (58,871)	¥ (11,894)	(8,435)	(54,638)	(58,871)
Accounts receivable, net				$ 37,579	¥ 243,431	¥ 319,494
Analysis of the allowance for doubtful accounts
Balance, beginning of year	9,088	58,871	11,894
Additions for the current year	2,748	17,800	54,227
Deductions for the current year - Recovery	(3,401)	(22,033)	(7,250)
Balance, end of year	$ 8,435	¥ 54,638	¥ 58,871